UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Santander Bank, N.A.1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period ____________________ to ____________________

Date of Report (Date of filing) ________________________

Commission File Number of securitizer: ________________________

Central Index Key Number of securitizer: ________________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of securitizer: 0002058366

Santander Bank, N.A.

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer: ___________________

Efe Birkan, (646) 776-7825

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Santander Bank, N.A., as securitizer, is filing this Form ABS-15G in respect of issuances of asset-backed securities by the following issuer (under Rule 144A of the Securities Act of 1933, as amended from time to time): Santander Mortgage Asset Receivable Trust 2025-CES1

INFORMATION TO BE INCLUDED IN THE REPORT

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see the Exhibit Index for the related information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

SANTANDER BANK, N.A.

Date: October 9, 2025
	By:	/s/ Christopher Tkac
Name: Christopher Tkac
Title: Senior Vice President

EXHIBIT INDEX

Exhibit Number

Exhibit 99.1	Third Party Due Diligence Report – Consolidated Analytics Narrative (Part 1 of 2)

Schedule 1 – Due Diligence Standard Report

Exhibit 99.2	Third Party Due Diligence Report – Consolidated Analytics Narrative (Part 2 of 2)

Schedule 2 – Supplemental Report

Schedule 3 – Rating Agency Grades Summary Report

Schedule 4 – CA Valuations Report

Schedule 5 – Data Compare Report